Revenue - Summary of Revenue From Contracts With Customers (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 78,223	$ 952	₨ 59,349	₨ 48,187
Power [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70,530	858	58,990	47,673
Management Shared Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers				14
Engineering Procurement and Construction Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22	0	295	434
Transmission Line Projects [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,557	92
Operation and Maintenance Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			0	37
Consultancy Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27	0
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 87	$ 1	₨ 64	₨ 29